COMMITMENTS - Non-cancellable Lease Commitments Not Capitalized (Details) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of non-cancellable operating leases commitments [line items]
Non-cancellable operating lease minimum payments	€ 16	€ 133
Less than 1 year
Disclosure of non-cancellable operating leases commitments [line items]
Non-cancellable operating lease minimum payments	5
Expiring within 5 years
Disclosure of non-cancellable operating leases commitments [line items]
Non-cancellable operating lease minimum payments	10
More than 5 years
Disclosure of non-cancellable operating leases commitments [line items]
Non-cancellable operating lease minimum payments	€ 1